Share Based Payments (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share based payments (Textual)
Share based compensation expense	SFr 310,500
Purchase of intangibles	SFr 2,319
Options granted	127,894
Options exercise price description	The exercise price of the options granted as share base compensation under the Equity Incentive Plan to employees for 126,644 options is US$ 5.75 per share and the exercise price for the 1,250 options granted in connection with the purchase of the intangible is $3.68.
Stock Options [Member]
Share based payments (Textual)
Share based compensation expense	SFr 308,181	SFr 84,748
Options granted	127,894
Equity Incentive Plan [Member]
Share based payments (Textual)
Options granted	126,644